Shareholder Report		6 Months Ended	12 Months Ended
		Sep. 30, 2025 USD ($) Holding	Mar. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Mercer Funds
Entity Central Index Key		0001320615
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000027778
Shareholder Report [Line Items]
Fund Name		Mercer US Small/Mid Cap Equity Fund
Class Name		Class I
Trading Symbol		MSCQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent	[1]	0.70%
AssetsNet		$ 1,620,771,491
Holdings Count | Holding		454
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,620,771,491
Total number of portfolio holdings	454
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]

Sector Allocation

Industrial	21.6%
Consumer, Non-cyclical	21.4%
Financial	19.2%
Consumer, Cyclical	15.5%
Technology	9.8%
Energy	3.7%
Communications	3.4%
Utilities	2.4%
Basic Materials	2.3%
Government	0.2%
Cash Equivalents	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Comfort Systems USA, Inc.	1.6%
BJ's Wholesale Club Holdings, Inc.	1.3%
Insmed, Inc.	0.8%
Jabil, Inc.	0.8%
Ascendis Pharma AS	0.8%
Jazz Pharmaceuticals PLC	0.8%
RBC Bearings, Inc.	0.7%
ITT, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
Natera, Inc.	0.7%
Total	8.9%

Material Fund Change [Text Block]
C000027780
Shareholder Report [Line Items]
Fund Name		Mercer US Small/Mid Cap Equity Fund
Class Name		Class Y-3
Trading Symbol		MSCGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-us-small-mid-cap
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent	[2]	0.46%
AssetsNet		$ 1,620,771,491
Holdings Count | Holding		454
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,620,771,491
Total number of portfolio holdings	454
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]

Sector Allocation

Industrial	21.6%
Consumer, Non-cyclical	21.4%
Financial	19.2%
Consumer, Cyclical	15.5%
Technology	9.8%
Energy	3.7%
Communications	3.4%
Utilities	2.4%
Basic Materials	2.3%
Government	0.2%
Cash Equivalents	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Comfort Systems USA, Inc.	1.6%
BJ's Wholesale Club Holdings, Inc.	1.3%
Insmed, Inc.	0.8%
Jabil, Inc.	0.8%
Ascendis Pharma AS	0.8%
Jazz Pharmaceuticals PLC	0.8%
RBC Bearings, Inc.	0.7%
ITT, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
Natera, Inc.	0.7%
Total	8.9%

Material Fund Change [Text Block]
C000027786
Shareholder Report [Line Items]
Fund Name		Mercer Non-US Core Equity Fund
Class Name		Class I
Trading Symbol		MNCSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class I / MNCSX)	$35	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent	[3]	0.63%
AssetsNet		$ 3,909,122,921
Holdings Count | Holding		1,027
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$3,909,122,921
Total number of portfolio holdings	1,027
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]

Sector Allocation

Financial	27.4%
Industrial	15.4%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	11.4%
Basic Materials	8.8%
Technology	8.8%
Communications	5.4%
Energy	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	2.5%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Japan	19.8%
United Kingdom	9.8%
United States	8.7%
France	8.4%
Canada	7.6%
Germany	6.8%
Italy	5.2%
Spain	4.0%
Switzerland	3.9%
Netherlands	3.2%
China	3.0%
Australia	2.9%
Hong Kong	2.5%
Sweden	1.7%
Ireland	1.2%
Taiwan	1.0%
Total Countries each less than 1.0%	7.8%
Cash Equivalents	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	1.3%
Legrand SA	1.2%
UniCredit SpA	1.2%
Barrick Mining Corp.	1.1%
Barclays PLC	1.1%
Leonardo SpA	1.0%
Banco Santander SA	1.0%
Franco-Nevada Corp.	0.9%
NatWest Group PLC	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%
Total	10.6%

Material Fund Change [Text Block]
C000027788
Shareholder Report [Line Items]
Fund Name		Mercer Non-US Core Equity Fund
Class Name		Class Y-3
Trading Symbol		MNCEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-non-us-core
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$21	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent	[4]	0.38%
AssetsNet		$ 3,909,122,921
Holdings Count | Holding		1,027
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$3,909,122,921
Total number of portfolio holdings	1,027
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]

Sector Allocation

Financial	27.4%
Industrial	15.4%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	11.4%
Basic Materials	8.8%
Technology	8.8%
Communications	5.4%
Energy	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	2.5%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Japan	19.8%
United Kingdom	9.8%
United States	8.7%
France	8.4%
Canada	7.6%
Germany	6.8%
Italy	5.2%
Spain	4.0%
Switzerland	3.9%
Netherlands	3.2%
China	3.0%
Australia	2.9%
Hong Kong	2.5%
Sweden	1.7%
Ireland	1.2%
Taiwan	1.0%
Total Countries each less than 1.0%	7.8%
Cash Equivalents	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	1.3%
Legrand SA	1.2%
UniCredit SpA	1.2%
Barrick Mining Corp.	1.1%
Barclays PLC	1.1%
Leonardo SpA	1.0%
Banco Santander SA	1.0%
Franco-Nevada Corp.	0.9%
NatWest Group PLC	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%
Total	10.6%

Material Fund Change [Text Block]
C000027790
Shareholder Report [Line Items]
Fund Name		Mercer Core Fixed Income Fund
Class Name		Class I
Trading Symbol		MCFQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class I / MCFQX)	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 21
Expense Ratio, Percent	[5]	0.41%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,450,320,320
Holdings Count | Holding		1,799
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,450,320,320
Total number of portfolio holdings	1,799
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]

Maturity

Less than 1 Year	1.6%
1 to 3 Years	7.0%
3 to 5 Years	11.9%
5 to 10 Years	20.0%
10 to 30 Years	54.7%
Greater than 30 Years	4.8%
Total	100.0%

Asset Allocation

Corporate Debt	33.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.6%
U.S. Government and Agency Obligations	18.4%
Asset Backed Securities	10.5%
Mortgage Backed Securities - Private Issuers	7.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.2%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000027792
Shareholder Report [Line Items]
Fund Name		Mercer Core Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MCFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-core-fixed
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[6]	0.16%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,450,320,320
Holdings Count | Holding		1,799
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,450,320,320
Total number of portfolio holdings	1,799
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]

Maturity

Less than 1 Year	1.6%
1 to 3 Years	7.0%
3 to 5 Years	11.9%
5 to 10 Years	20.0%
10 to 30 Years	54.7%
Greater than 30 Years	4.8%
Total	100.0%

Asset Allocation

Corporate Debt	33.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.6%
U.S. Government and Agency Obligations	18.4%
Asset Backed Securities	10.5%
Mortgage Backed Securities - Private Issuers	7.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.2%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000106516
Shareholder Report [Line Items]
Fund Name		Mercer Emerging Markets Equity Fund
Class Name		Class I
Trading Symbol		MEMSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$34	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent	[7]	0.61%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,110,626,091
Holdings Count | Holding		629
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,110,626,091
Total number of portfolio holdings	629
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]

Sector Allocation

Financial	22.9%
Technology	21.4%
Communications	17.1%
Consumer, Cyclical	10.8%
Consumer, Non-cyclical	10.1%
Industrial	7.2%
Basic Materials	5.4%
Energy	2.7%
Utilities	1.7%
Diversified	0.2%
Cash Equivalents	0.5%
Total	100.0%

Geographic Allocation

China	28.9%
Taiwan	16.5%
India	13.9%
South Korea	10.0%
Brazil	7.5%
Mexico	3.1%
South Africa	2.7%
Saudi Arabia	2.2%
Thailand	1.4%
Indonesia	1.2%
Total Countries each less than 1.0%	12.1%
Cash Equivalents	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.5%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	1.8%
SK Hynix, Inc.	1.2%
Xiaomi Corp., Class B	0.9%
Reliance Industries Ltd.	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Total	28.0%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.

Material Fund Change Adviser [Text Block]		Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000106518
Shareholder Report [Line Items]
Fund Name		Mercer Emerging Markets Equity Fund
Class Name		Class Y-3
Trading Symbol		MEMQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-emerging-markets
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$20	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent	[8]	0.36%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,110,626,091
Holdings Count | Holding		629
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,110,626,091
Total number of portfolio holdings	629
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]

Sector Allocation

Financial	22.9%
Technology	21.4%
Communications	17.1%
Consumer, Cyclical	10.8%
Consumer, Non-cyclical	10.1%
Industrial	7.2%
Basic Materials	5.4%
Energy	2.7%
Utilities	1.7%
Diversified	0.2%
Cash Equivalents	0.5%
Total	100.0%

Geographic Allocation

China	28.9%
Taiwan	16.5%
India	13.9%
South Korea	10.0%
Brazil	7.5%
Mexico	3.1%
South Africa	2.7%
Saudi Arabia	2.2%
Thailand	1.4%
Indonesia	1.2%
Total Countries each less than 1.0%	12.1%
Cash Equivalents	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.5%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	1.8%
SK Hynix, Inc.	1.2%
Xiaomi Corp., Class B	0.9%
Reliance Industries Ltd.	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Total	28.0%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.

Material Fund Change Adviser [Text Block]		Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000128966
Shareholder Report [Line Items]
Fund Name		Mercer Opportunistic Fixed Income Fund
Class Name		Class I
Trading Symbol		MOFTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 35
Expense Ratio, Percent	[9]	0.68%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,765,570,649
Holdings Count | Holding		1,804
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,765,570,649
Total number of portfolio holdings	1,804
Portfolio turnover rate as of the end of the reporting period	166%

Holdings [Text Block]

Asset Allocation

Corporate Debt	35.1%
Bank Loans	16.4%
Sovereign Debt Obligations	14.4%
Asset Backed Securities	8.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	6.8%
Mortgage Backed Securities - Private Issuers	4.8%
U.S. Government and Agency Obligations	4.5%
Convertible Debt	1.0%
Investment Companies	0.8%
Common Stocks	0.5%
Preferred Stocks	0.2%
Municipal Obligations	0.0%Footnote Reference*
Cash Equivalents	6.9%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

United States	60.8%
Cayman Islands	3.4%
Total Countries each less than 2.0%	28.9%
Cash Equivalents	6.9%
Total	100.0%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Effective May 1, 2025, the Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD), replacing the prior secondary blended benchmark of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Material Fund Change Adviser [Text Block]

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000128968
Shareholder Report [Line Items]
Fund Name		Mercer Opportunistic Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MOFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-opportunistic-fixed
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 22
Expense Ratio, Percent	[10]	0.42%
Material Change Date			Mar. 31, 2025
AssetsNet		$ 1,765,570,649
Holdings Count | Holding		1,804
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$1,765,570,649
Total number of portfolio holdings	1,804
Portfolio turnover rate as of the end of the reporting period	166%

Holdings [Text Block]

Asset Allocation

Corporate Debt	35.1%
Bank Loans	16.4%
Sovereign Debt Obligations	14.4%
Asset Backed Securities	8.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	6.8%
Mortgage Backed Securities - Private Issuers	4.8%
U.S. Government and Agency Obligations	4.5%
Convertible Debt	1.0%
Investment Companies	0.8%
Common Stocks	0.5%
Preferred Stocks	0.2%
Municipal Obligations	0.0%Footnote Reference*
Cash Equivalents	6.9%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

United States	60.8%
Cayman Islands	3.4%
Total Countries each less than 2.0%	28.9%
Cash Equivalents	6.9%
Total	100.0%

Material Fund Change [Text Block]

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Effective May 1, 2025, the Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD), replacing the prior secondary blended benchmark of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Material Fund Change Adviser [Text Block]

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

C000246249
Shareholder Report [Line Items]
Fund Name		Mercer Short Duration Fixed Income Fund
Class Name		Class Y-3
Trading Symbol		MSDYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.
Additional Information Phone Number		1-888-887-0619
Additional Information Website		www.mercer.com/mercer-funds-short-duration
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class Y-3 / MSDYX)	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent	[11]	0.20%
AssetsNet		$ 75,462,314
Holdings Count | Holding		613
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund’s net assets	$75,462,314
Total number of portfolio holdings	613
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]

Maturity

Less than 1 Year	5.6%
1 to 3 Years	41.0%
3 to 5 Years	30.4%
5 to 10 Years	8.3%
10 to 30 Years	11.6%
Greater than 30 Years	3.1%
Total	100.0%

Asset Allocation

Corporate Debt	42.3%
Asset Backed Securities	21.5%
U.S. Government and Agency Obligations	17.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	10.2%
Mortgage Backed Securities - Private Issuers	5.6%
Bank Loans	2.5%
Cash Equivalents	0.9%
Total	100.0%

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.